Provision for Post-Employment Benefits (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Postemployment Benefits [Abstract]
Actuarial gain amount	$ 549	$ 20,356